Related Party Transactions (Schedule of Related Party Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transactions [Abstract]
Sales of products	¥ 1,600	¥ 802	¥ 1,128
Purchases of raw materials	2,726	2,800	3,757
Receivables	462	114	338
Payables	1,222	1,336	1,255
Purchases of software, hardware and others	68	282	66
Research and development expenses, computer rentals, maintenance and other expenses	¥ 863	¥ 1,551	¥ 1,634